INTANGIBLE ASSETS - Schedule of Amortization Expense (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 588,490	$ 70,186
2014	769,386	70,186
2015	550,145	70,186
2016	279,820	70,186
2017 and thereafter	314,143	211,408
Total	$ 2,501,984	$ 492,152